Provision for post-employment benefits - Movement in Pension Plan Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	£ (136.6)	£ (156.7)
Employer contributions	24.0	16.7	£ 20.3
Administrative expenses	(3.1)	(2.3)	(1.9)
Fair value of plan assets at end of year	(122.1)	(136.6)	(156.7)
Plan assets
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	552.1	616.6	608.5
Interest income on plan assets	13.3	10.2	14.1
Return on plan assets (excluding interest income)	(127.6)	(29.3)	57.2
Employer contributions	24.0	16.7	20.3
Benefits paid	(52.0)	(59.5)	(59.6)
Gain/(loss) due to exchange rate movements	31.5	(0.6)	(6.8)
Settlement payments	(8.7)	(0.3)	(17.0)
Administrative expenses	(3.1)	(1.8)	(1.9)
Other	1.0	0.1	1.8
Fair value of plan assets at end of year	430.5	552.1	616.6
Actual return on plan assets	£ (114.3)	£ (19.1)	£ 71.3